                                                                       September 8, 2006

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      American Skandia Advisor PlanSM NY
                  (File no. 33-44436)
                  ASAP2
                  (File no. 33-87010)
                  American Skandia Advisor PlanSM III
                  (File no. 333-96577)
                  American Skandia Apex
                  (File no. 333-49478)
                  American Skandia XTra CreditSM
                  (File no. 33-62793)
                  American Skandia XTra CreditSM FOUR
                  (File no. 333-50954)
                  American Skandia LifeVest(R)
                  (File no. 33-62933)
                  American Skandia Protector
                  (File no. 333-26685)
                  Advisors Choice(R)(2000)
                  (File no. 333-08853)
                  American Skandia Impact
                  (File no. 33-86866)
                  American Skandia LifeVest(R)II
                  (File no. 333-71672)
                  American Skandia APEXSM II
                  (File no. 333-71654)
                  American Skandia XTra CreditSM SIX
                  (File no. 333-71834)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Corporation and the American Skandia Life Assurance Corporation Variable
Account B ("the Accounts"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending June 30, 2006 has been transmitted to contract owners in accordance with Rule
30e-2(a) under the Act.

In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying mutual funds:

Filer/Entity:              American Skandia Trust
Registration No.:         811-05186
CIK No.:                  0000814679
Accession No.:             0001209286-06-000225
Date of Filing:            08/31/06

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-06-183738
Date of Filing:            08/31/06

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-06-002492
Date of Filing:            08/31/06

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0000936772-06-000140
Date of Filing:            09/01/06

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950129-06-008117
Date of Filing:            08/25/06

Filer/Entity:              First Defined Portfolio Management Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-06-002549
Date of Filing:            09/06/06

Filer/Entity:              Rydex Variable Trust
Registration No.:          811-08821
CIK No.:                   0001064046
Accession No.:             0000935069-06-002570
Date of Filing:            09/07/06

Filer/Entity:              ProFund VP
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             0001193125-06-185884
Date of Filing:            09/06/06

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0001193125-06-186996
Date of Filing:            09/07/06

If you have any questions regarding this filing, please contact me at (203) 944-5477.

                                                              Sincerely,

                                                              /s/Laura Kealey
                                                              Laura Kealey
                                                              Vice President, Corporate Counsel

                                                                       September 8, 2006

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

                  Re:
                  Stagecoach Advisor PlanSM III
                  (File no. 333-96577)
                  Stagecoach APEXSM II
                  (File no. 333-71654)
                  Stagecoach XTra CreditSM SIX
                  (File no. 333-71834)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia  Life Assurance Corporation Variable Account B
("the Accounts"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the
Account's annual report for the period ending June 30, 2006 has been transmitted to contract owners in accordance with Rule 30e-2(a)
under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-06-000225
Date of Filing:            08/31/06

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-06-183738
Date of Filing:            08/31/06

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-06-002492
Date of Filing:            08/31/06

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0000936772-06-000140
Date of Filing:            09/01/06

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950129-06-008117
Date of Filing:            08/25/06

Filer/Entity:              First Defined Portfolio Management Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-06-002549
Date of Filing:            09/06/06

Filer/Entity:              ProFund VP
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             0001193125-06-185884
Date of Filing:            09/06/06

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0001193125-06-186996
Date of Filing:            09/07/06

If you have any questions regarding this filing, please contact me at (203) 944-5477.

                                                              Sincerely,

                                                              /s/Laura Kealey
                                                              Laura Kealey
                                                              Vice President, Corporate Counsel

September 8, 2006

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

            Re:
            OptimumSM
            File no. 333-96577)
            Optimum Four SM
            (File no. 333-71654)
            Optimum Plus SM
             (File no. 333-71834)
________________________________________

Dear Commissioners:

On behalf of American Skandia Life Assurance Corporation and the American Skandia Life Assurance Corporation Variable Account B ("the
Accounts"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending June 30, 2006 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the
Act.

In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

Filer/Entity           American Skandia Trust
Registration No.       811-05186
CIK No.                0000814679
Accession No.          0001209286-06-000225
Date of Filing         08/31/06

Filer/Entity           Evergreen Variable Annuity Trust /DE/
Registration No.       811-08716
CIK No.                0000928754
Accession No           0000936772-06-000140
Date of Filing         09/01/06

If you have any questions regarding this filing, please contact me at (203) 944-5477.

Sincerely,

/s/Laura Kealey
Laura Kealey
Vice President, Corporate Counsel

                                                              September 8, 2006

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Stagecoach Variable Annuity Plus
                  (File no. 33-59993)
                  Stagecoach Extra Credit Variable Annuity
                  (File no. 33-62793)
                  Stagecoach Variable Annuity Flex
                  (File no. 33-62933)
                  Stagecoach Apex
                  (File no. 333-68714)
         __________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Life Assurance Corporation Variable Annuity
Account B ("the Accounts"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending June 30, 2006 has been transmitted to contract owners in accordance with Rule
30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-06-000225
Date of Filing:            08/31/06

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-06-002492
Date of Filing:            08/31/06

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950129-06-008117
Date of Filing:            08/25/06

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0001193125-06-186996
Date of Filing:            09/07/06

If you have any questions regarding this filing, please contact me at (203) 944-5477.

                                                              Sincerely,

                                                              /s/Laura Kealey
                                                              Laura Kealey
                                                              Vice President, Corporate Counsel

                                                                       September 8, 2006

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      American Skandia Advisor PlanSM II Premier
                  (File no. 33-87010)
                  American Skandia XTra CreditSM Premier
                  (File no. 33-62793)
                  American Skandia XTra CreditSM FOUR Premier
                  (File no. 333-50954)
                  American Skandia LifeVest(R)Premier
                  (File no. 33-62933)
                  American Skandia LifeVest(R)II Premier
                  (File no. 333-71672)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Life Assurance Corporation Variable Account B
("the Accounts"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending June 30, 2006 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the
Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-06-000225
Date of Filing:            08/31/06

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-06-183738
Date of Filing:            08/31/06

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-06-002492
Date of Filing:            08/31/06

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0000936772-06-000140
Date of Filing:            09/01/06

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950129-06-008117
Date of Filing:            08/25/06

Filer/Entity:              First Defined Portfolio Management Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-06-002549
Date of Filing:            09/06/06

Filer/Entity:              Rydex Variable Trust
Registration No.:          811-08821
CIK No.:                   0001064046
Accession No.:             0000935069-06-002570
Date of Filing:            09/07/06

Filer/Entity:              ProFund VP
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             0001193125-06-185884
Date of Filing:            09/06/06

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0001193125-06-186996
Date of Filing:            09/07/06

If you have any questions regarding this filing, please contact me at (203) 944-5477.

                                                              Sincerely,

                                                              /s/Laura Kealey
                                                              Laura Kealey
                                                              Vice President, Corporate Counsel

                                                                       September 8, 2006

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Evergreen Skandia Harvester Variable Annuity
                  (File no. 33-87010)
                  Evergreen Skandia Harvester XTra Credit
                  (File no. 33-62793)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Life Assurance Corporation Variable Account B
("the Accounts"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending June 30, 2006 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the
Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-06-000225
Date of Filing:            08/31/06

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0000936772-06-000140
Date of Filing:            02/24/06

Filer/Entity:              Davis Variable Account Fund Inc
Registration No.:          811-09293
CIK No.:                   0001084060
Accession No.:             0001084060-06-000010
Date of Filing:            02/27/06

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950129-06-008117
Date of Filing:            08/25/06

If you have any questions regarding this filing, please contact me at (203) 944-5477.

                                                              Sincerely,

                                                              /s/Laura Kealey
                                                              Laura Kealey
                                                              Vice President, Corporate Counsel

                                                                       September 8, 2006

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Galaxy Variable Annuity
                  (File no. 33-88362)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Life Assurance Corporation Variable Account
B("the Accounts"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the
Account's annual report for the period ending June 30, 2006 has been transmitted to contract owners in accordance with Rule 30e-2(a)
under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

Filer/Entity:              Columbia Funds Variable Investment Trust
Registration No.:          811-05199
CIK No.:                   0000815425
Accession No.:             0001104659-06-059928
Date of Filing:            09/07/06

Filer/Entity:              Columbia Funds Variable Investment Trust 1
Registration No.:          811-08481
CIK No.:                   0001049787
Accession No.:             0001104659-06-059920
Date of Filing:            09/07/06

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-06-000225
Date of Filing:            08/31/06

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0001193125-06-186996
Date of Filing:            09/07/06

If you have any questions regarding this filing, please contact me at (203) 944-5477.

                                                              Sincerely,

                                                              /s/Laura Kealey
                                                              Laura Kealey
                                                              Vice President, Corporate Counsel

                                                                       September 8, 2006

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Defined Investments Annuity
                  (File no. 33-86866)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Life Assurance Corporation Variable Account  B
("the Accounts"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the
Account's annual report for the period ending June 30, 2006 has been transmitted to contract owners in accordance with Rule 30e-2(a)
under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

Filer/Entity:              First Defined Portfolio Management Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-06-002549
Date of Filing:            09/06/06

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-06-000225
Date of Filing:            08/31/06

If you have any questions regarding this filing, please contact me at (203) 944-5477.

                                                              Sincerely,

                                                              /s/Laura Kealey
                                                              Laura Kealey
                                                              Vice President, Corporate Counsel

                                                                       September 8, 2006

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      American Skandia variable adjustable immediate annuity
                  (File no. 333-91629)
                  American Skandia variable adjustable immediate annuity with optional guarantee
                  (File no. 333-91633
                  American Skandia variable adjustable immediate annuity
                  (File no. 333-93775)

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Life Assurance Corporation Variable Account B
("the Accounts"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending June 30, 2006 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the
Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001209286-06-000225
Date of Filing:            08/31/06

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-06-183738
Date of Filing:            08/31/06

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-06-002492
Date of Filing:            08/31/06

Filer/Entity:              Evergreen Variable Annuity Trust /DE/
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0000936772-06-000140
Date of Filing:            09/01/06

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950129-06-008117
Date of Filing:            08/25/06

Filer/Entity:              First Defined Portfolio Management Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-06-002549
Date of Filing:            09/06/06

Filer/Entity:              Rydex Variable Trust
Registration No.:          811-08821
CIK No.:                   0001064046
Accession No.:             0000935069-06-002570
Date of Filing:            09/07/06

Filer/Entity:              ProFund VP
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             0001193125-06-185884
Date of Filing:            09/06/06

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:             0001193125-06-186996
Date of Filing:            09/07/06

If you have any questions regarding this filing, please contact me at (203) 944-5477.

                                                              Sincerely,

                                                              /s/Laura Kealey
                                                              Laura Kealey
                                                              Vice President, Corporate Counsel